Derivative instruments - Impact of Derivative Instruments on the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Asset derivatives fair value
Total derivatives fair value	$ 11,151	$ 9,793
Effect of master netting agreements	(8,206)	(6,973)
Fair value after effect of master netting agreements	2,945	2,820
Liability derivatives fair value
Total derivatives fair value	11,277	9,759
Effect of master netting agreements	(8,243)	(6,335)
Fair value after effect of master netting agreements	$ 3,034	$ 3,424
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities (including allowance for credit losses on lending-related commitments of $78 and $45, also includes $221 and $496, at fair value)	Other liabilities (including allowance for credit losses on lending-related commitments of $78 and $45, also includes $221 and $496, at fair value)
Derivative asset, collateral, obligation to return cash, offset	$ 1,786	$ 1,424
Derivative liability, collateral, right to reclaim cash, offset	1,823	786
Interest rate contracts
Asset derivatives fair value
Effect of master netting agreements	(986)	(1,424)
Liability derivatives fair value
Effect of master netting agreements	(798)	(2,028)
Foreign exchange contracts
Asset derivatives fair value
Effect of master netting agreements	(7,215)	(5,501)
Liability derivatives fair value
Effect of master netting agreements	(7,444)	(4,111)
Equity contracts
Asset derivatives fair value
Effect of master netting agreements	(5)	(48)
Liability derivatives fair value
Effect of master netting agreements	(1)	(196)
Designated as hedging
Asset derivatives fair value
Total derivatives fair value	319	206
Liability derivatives fair value
Total derivatives fair value	220	493
Designated as hedging | Interest rate contracts
Notional value
Notional amount of hedge	56,142	46,717
Asset derivatives fair value
Total derivatives fair value	205	0
Liability derivatives fair value
Total derivatives fair value	0	453
Designated as hedging | Foreign exchange contracts
Notional value
Notional amount of hedge	10,096	10,367
Asset derivatives fair value
Total derivatives fair value	114	206
Liability derivatives fair value
Total derivatives fair value	220	40
Not designated as hedging
Asset derivatives fair value
Total derivatives fair value	10,832	9,587
Liability derivatives fair value
Total derivatives fair value	11,057	9,266
Not designated as hedging | Interest rate contracts
Notional value
Notional amount of hedge	190,917	193,747
Asset derivatives fair value
Total derivatives fair value	1,297	3,259
Liability derivatives fair value
Total derivatives fair value	1,584	2,835
Not designated as hedging | Foreign exchange contracts
Notional value
Notional amount of hedge	880,948	915,694
Asset derivatives fair value
Total derivatives fair value	9,433	6,279
Liability derivatives fair value
Total derivatives fair value	9,456	6,215
Not designated as hedging | Equity contracts
Notional value
Notional amount of hedge	2,993	9,659
Asset derivatives fair value
Total derivatives fair value	102	49
Liability derivatives fair value
Total derivatives fair value	13	211
Not designated as hedging | Credit contracts
Notional value
Notional amount of hedge	200	190
Asset derivatives fair value
Total derivatives fair value	0	0
Liability derivatives fair value
Total derivatives fair value	$ 4	$ 5